Secured Term Loan Facilities	12 Months Ended
Dec. 31, 2013
Secured Term Loan Facilities

8. Secured Term Loan Facilities

	December 31,	December 31,
	2012	2013
Due within one year	$26,842,508	$60,750,308
Due in two years	26,842,508	50,850,308
Due in three years	26,842,508	50,850,308
Due in four years	26,842,508	154,023,521
Due in five years	135,865,721	134,010,125
Due in more than five years	—	—

Total secured term loan facilities	$243,235,753	$450,484,570
Less: current portion	26,842,508	60,750,308

Secured term loan facilities, non-current portion	$216,393,245	$389,734,262

The Company has an $80,000,000 secured term loan facility with Skandinaviska Enskilda Banken AB and Nordea Bank Finland Plc dated April 1, 2011. Interest is payable under the loan facility at USD LIBOR plus a margin of 3% per annum, payable periodically. The Company also paid a commitment fee of 1.05% per annum based on any undrawn portion of the facility. The facility is divided into three parts; Tranche A of $16,000,000; Tranche B and Tranche C at $32,000,000 each. The loan was fully drawn in February 2012 when the balance of Tranche C was drawn down to finance the delivery installment of Navigator Libra and partly for general corporate purposes. At December 31, 2013, the total outstanding amount of the loan was $68,193,245, of which Tranche A is repayable by 13 quarterly amounts of $521,739 followed by a final payment of $4,521,742; Tranche B is repayable by 12 quarterly amounts of $444,444 followed by a final payment of $22,666,676 and Tranche C is repayable by 13 quarterly amounts of $444,444 followed by a final payment of $23,111,120.

This term loan facility is secured by first priority mortgages on each of; Navigator Saturn, Navigator Leo and Navigator Libra as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents (including undrawn available lines of credit with a maturity exceeding 12 months) in an amount equal to or greater than (i) $10,000,000 and (ii) 5 per cent of the total indebtedness; b) net debt to total capitalization ratio not to exceed 60%; c) EBITDA to interest expense, on a trailing four-quarter basis, to be no less than 3:1; and d) a loan to value maintenance of no less than 130%. At December 31, 2013, the Company was in compliance with all covenants contained in this term loan. Pursuant to the terms of the term loan facility, the Company may not declare any dividends, redeem its shares or make any other payment to its shareholders other than a dividend of up to fifty percent (50%) of the Company’s consolidated net income may be declared or paid on a quarterly basis so long as the Company is in compliance with the financial covenants on a pro forma basis after declaring or paying such dividend and no event of default has occurred or will occur after declaration or payment of the dividend.

The Company has a $180,000,000 loan facility with Nordea Bank Finland Plc, Skandinaviska Enskilda Banken AB and DVB Bank SE dated April 18, 2012, for the purpose of refinancing a $150,000,000 secured revolving credit facility dated July 31, 2008, as well as providing finance for the acquisition of two vessels from within our operating segment, Navigator Pegasus and Navigator Phoenix, and for general corporate purposes. The deferred finance costs associated with the extinguishment of the previous $150,000,000 facility were written off in full.

Interest is payable under the loan facility at three-month USD LIBOR plus a margin of 3.375% per annum, payable on a quarterly basis. The Company paid a commitment fee of 1.35% per annum based on any undrawn portion of the loan facility. The loan facility is comprised of two tranches being Tranche A for $120,000,000 and Tranche B for $60,000,000. Tranche A is repayable in quarterly installments of $4,150,000 commencing on July 18, 2012 and Tranche B is repayable in quarterly installments of $1,150,000 commencing on July 27, 2012. Quarterly installments are payable until the maturity date of the loan which is April 18, 2017 when the loan becomes fully repayable. At December 31, 2013, the total outstanding amount of the loan was $148,200,000 which is repayable by 13 quarterly installments each of Tranche A and Tranche B followed by a final combined repayment of $79,300,000 on April 18, 2017.

This loan facility is secured by first priority mortgages on each of; Navigator Gemini, Navigator Mars, Navigator Neptune, Navigator Pegasus, Navigator Phoenix, Navigator Taurus and Navigator Venus as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $12,500,000 and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3.00:1.00; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent. At December 31, 2013, the Company was in compliance with all covenants contained in this credit facility.

A loan facility for $270,000,000 was entered into on February 12, 2013 between Navigator Gas L.L.C. and Nordea Bank Finland Plc London branch, Skandinaviska Enskilda Banken AB (Publ) Nordic branch, DVB Bank SE, ABN Amro Bank N.V. and HSH Nordbank AG. The facility is to assist in the purchase of the fleet of eleven semi-refrigerated and fully-refrigerated handysize liquefied gas carriers from A.P. Møller Mærsk for a total purchase price of $470,000,000. Interest is payable under the loan facility at USD LIBOR plus 3.5%, payable on a quarterly basis. The Company also paid a commitment fee of 1.40% per annum based on any undrawn portion of the facility. This term loan facility is a delayed draw facility with an availability period ending December 31, 2013, and a term of five years. Advances under the term loan facility are contingent upon the delivery of the A.P. Møller vessels, provided that no advance may occur after the end of the availability period. At December 31, 2013 the total amount drawn under the facility was $243,000,000 and the amount still outstanding at December 31, 2013 was $234,091,325. At December 31, 2013, two of the vessel advances are repayable as amounts of $2,475,000 over four quarterly repayments with the final repayment date of October 5, 2013, and $1,462,500 over 12 quarterly repayments with the final repayment date of October 5, 2016. The remaining vessel advances are repayable over 17 combined quarterly instalments of $4,539,450 with the final combined repayment of $129,470,675 on January 31, 2018.

This loan facility is secured by first priority mortgages on each of; Navigator Capricorn, Navigator Galaxy, Navigator Genesis, Navigator Glory, Navigator Grace, Navigator Gusto, Navigator Magellan, Navigator Mariner, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25,000,000 and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3.00:1.00; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent. At December 31, 2013, the Company was in compliance with all covenants contained in this credit facility.

A loan facility agreement for $120,000,000 was entered into on April 11, 2013 between Navigator Gas L.L.C. and Credit Agricole Corporate and Investment Bank, The Export-Import Bank of China, HSH Nordbank AG and NIBC Bank N.V. to assist with financing the four 2014 newbuilding vessels being built in China. The term loan is a delayed draw facility with the last availability period ending June 8, 2015 and has a tenor of six years from each vessel delivery. At December 31, 2013, there were no amounts drawn under the facility. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowings under the facility. Interest on amounts drawn under the facility will be payable at a rate of USD LIBOR plus 3.5% per annum. The principal will be repaid in 24 equal quarterly instalments based on 50% of each amount advanced, with a final installment of the remaining 50% of each advance. At December 31, 2013, the Company was in compliance with all covenants contained in this credit facility.